Acquisition of Business (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Mar. 09, 2022
Business Acquisition [Line Items]
Goodwill acquisition		[1]	$ 219	[1]	$ 219
Proceeds from Divestiture of Interest in Joint Venture			723
Monthly installment expenses			138
Purchase distribution rights			$ 38
Dagesh Inventory Counting and Maintenance Ltd. [Member]
Business Acquisition [Line Items]
Business combination, description	In consideration for the acquisition, the Company paid Dagesh a total amount of NIS 2.7 million (approximately $828,000) as follows: ●At closing, the Company paid NIS 2.15 million; ●NIS 150,000 was paid in April 2023; ●NIS 306,267 was paid as an earn out payment, in April 2023; and ●NIS 100,000 shall be paid in April 2024. The consideration included payment of earn-out through February 28, 2023, which eventually was higher by NIS 123,000 (approximately $35,000) than initially estimated. As a result, the total consideration increased from $793,000 to $828,000. This increase was recorded as expenses in year 2022, under general and administrative.

[1]	Regarding intangibles acquired as part of business combination transaction during 2023, see Note 3 above.